Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	Mar. 02, 2016	Mar. 02, 2016	Oct. 02, 2014	Dec. 31, 2015
TG And Tecnoglass USA Inc [Member]
Insurance settlements receivable				$ 3,000
Recover the outstanding amount		$ 1,560	$ 1,075
Loss contingency damages plaintiffs period			60 days
Loss contingency damages insurance percentage			90.00%
Bagatelos Architectural Glass Systems, Inc [Member]
Recover the outstanding amount	$ 2,021